Schedule of investments

Optimum Small-Mid Cap Value Fund

December 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.52%			Common Stock (continued)
Communication Services - 1.13%			Consumer Discretionary (continued)
AMC Networks Class A †	30,800	$1,216,600	Williams-Sonoma	47,020	$3,453,149
Cable One	1,856	2,762,600	Wyndham Destinations	12,500	646,125
Cars. Com †	15,000	183,300			64,942,253
CenturyLink	78,300	1,034,343	Consumer Staples - 3.95%
Entercom Communications			BJ’s Wholesale Club
Class A	206,300	957,232	Holdings †	191,035	4,344,136
WideOpenWest †	48,100	356,902	Ingles Markets Class A	35,400	1,681,854
		6,510,977	Ingredion	14,500	1,347,775
Consumer Discretionary - 11.23%			J&J Snack Foods	14,104	2,598,944
American Axle &			JM Smucker	13,700	1,426,581
Manufacturing Holdings †	114,200	1,228,792	Lamb Weston Holdings	42,025	3,615,411
American Eagle Outfitters	62,200	914,340	Nomad Foods (United
Bed Bath & Beyond	38,700	669,510	Kingdom) †	196,490	4,395,481
Bloomin’ Brands	177,810	3,924,267	Pilgrim’s Pride †	42,100	1,377,301
BorgWarner	41,200	1,787,256	Universal	25,300	1,443,618
Brinker International	33,200	1,394,400	Weis Markets	14,500	587,105
Brunswick	21,300	1,277,574			22,818,206
Capri Holdings	15,000	572,250	Energy - 3.86%
Carter’s	46,135	5,044,401	Arch Coal Class A	10,300	738,922
Children’s Place	49,660	3,104,743	Gulfport Energy †	150,700	458,128
Cooper-Standard Holdings †	17,300	573,668	HollyFrontier	40,100	2,033,471
Dick’s Sporting Goods	47,100	2,330,979	Laredo Petroleum †	107,200	307,664
Foot Locker	41,900	1,633,681	Parsley Energy Class A	166,410	3,146,813
Goodyear Tire & Rubber	70,000	1,088,850	PBF Energy Class A	50,100	1,571,637
Harley-Davidson	43,800	1,628,922	Penn Virginia †	90,570	2,748,799
Haverty Furniture	43,900	885,024	Southwestern Energy †	230,000	556,600
Installed Building Products †	46,230	3,183,860	SRC Energy †	128,400	529,008
Kohl’s	36,100	1,839,295	W&T Offshore †	179,300	996,908
Lear	11,700	1,605,240	World Fuel Services	33,400	1,450,228
LKQ †	101,380	3,619,266	WPX Energy †	564,953	7,762,454
MDC Holdings	50,600	1,930,896
Nordstrom	28,400	1,162,412			22,300,632
Office Depot	174,900	479,226	Financials - 24.81%
Oxford Industries	38,254	2,885,117	Ally Financial	91,200	2,787,072
Papa John’s International	49,980	3,156,237	American Financial Group	18,100	1,984,665
Penske Automotive Group	19,700	989,334	Annaly Capital Management	139,300	1,312,206
PulteGroup	53,000	2,056,400	Apollo Commercial Real
PVH	16,200	1,703,430	Estate Finance	77,600	1,419,304
Shoe Carnival	31,500	1,174,320	Ares Capital	66,600	1,242,090
Signet Jewelers	12,800	278,272	Associated Banc-Corp	50,800	1,119,632
Sonic Automotive Class A	76,300	2,365,300	Assurant	53,760	7,046,861
Tenneco Class A	26,400	345,840	Assured Guaranty (Bermuda)	34,400	1,686,288
Thor Industries	6,600	490,314	Axis Capital Holdings
Toll Brothers	49,500	1,955,745	(Bermuda)	3,600	213,984
Whirlpool	10,600	1,563,818	Banco Latinoamericano de
			Comercio Exterior
			(Panama)	23,105	493,985
			BankUnited	34,200	1,250,352

(continues) NQ-OPTSV [12/19] 2/20 (1082651) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Financials (continued)			Healthcare - 4.81%
Berkshire Hills Bancorp	44,099	$1,449,975	Cooper	12,010	$3,858,693
Cathay General Bancorp	33,600	1,278,480	Innoviva †	86,900	1,230,504
CIT Group	61,800	2,819,934	Integra LifeSciences
CNA Financial	60,200	2,697,562	Holdings †	48,745	2,840,859
CNO Financial Group	127,400	2,309,762	Jazz Pharmaceuticals	16,810	2,509,397
Customers Bancorp †	37,700	897,637	Lannett †	44,200	389,844
Everest Re Group (Bermuda)	24,075	6,664,923	Lantheus Holdings †	56,200	1,152,662
First American Financial	30,200	1,761,264	MEDNAX †	32,100	892,059
First Busey	45,200	1,243,000	Owens & Minor	67,900	351,043
First Hawaiian	257,665	7,433,635	PerkinElmer	48,450	4,704,495
First Horizon National	200,800	3,325,248	Quest Diagnostics	11,600	1,238,764
FS KKR Capital	99,400	609,322	Select Medical Holdings †	83,200	1,941,888
Hancock Whitney	31,300	1,373,444	STERIS	26,985	4,113,054
Hanmi Financial	56,800	1,135,716	Universal Health Services
Heritage Insurance Holdings	27,300	361,725	Class B	17,920	2,570,803
Hilltop Holdings	112,955	2,815,968			27,794,065
Hope Bancorp	122,400	1,818,864	Industrials - 14.46%
Houlihan Lokey	118,945	5,812,842	ACCO Brands	146,000	1,366,560
Ladder Capital	79,394	1,432,268	Acuity Brands	13,900	1,918,200
Lazard Class A	39,600	1,582,416	Aircastle	46,700	1,494,867
Legg Mason	40,000	1,436,400	Alaska Air Group	24,800	1,680,200
Lincoln National	26,400	1,557,864	Allison Transmission Holdings	55,500	2,681,760
Mercury General	101,445	4,943,415	Apogee Enterprises	36,200	1,176,500
Meta Financial Group	700	25,557	Arconic	36,000	1,107,720
MGIC Investment	304,185	4,310,301	Atlas Air Worldwide
New Mountain Finance	71,900	987,906	Holdings †	24,100	664,437
New York Community			Briggs & Stratton	39,700	264,402
Bancorp	341,060	4,099,541	Curtiss-Wright	30,975	4,364,068
Oaktree Specialty Lending	4,294	23,445	Deluxe	29,800	1,487,616
OFG Bancorp	60,700	1,433,127	Ennis	45,800	991,570
Preferred Bank	26,200	1,574,358	Hawaiian Holdings	45,300	1,326,837
Prospect Capital	160,841	1,035,816	Herman Miller	46,400	1,932,560
Radian Group	69,500	1,748,620	Hubbell	40,120	5,930,538
Reinsurance Group of			Huntington Ingalls Industries	25,835	6,481,485
America	21,200	3,456,872	IAA †	141,510	6,659,461
Santander Consumer USA			JetBlue Airways †	109,300	2,046,096
Holdings	88,500	2,068,245	KAR Auction Services	127,835	2,785,525
Synovus Financial	45,921	1,800,103	ManpowerGroup	26,300	2,553,730
TCF Financial	195,866	9,166,529	nVent Electric	213,150	5,452,377
Universal Insurance Holdings	41,300	1,155,987	Oshkosh	24,800	2,347,320
Unum Group	75,700	2,207,412	Owens Corning	22,400	1,458,688
Voya Financial	25,200	1,536,696	Pentair (United Kingdom)	72,965	3,346,905
Washington Federal	155,910	5,714,102	Pitney Bowes	45,300	182,559
Western Alliance Bancorp	101,275	5,772,675	Quanta Services	41,400	1,685,394
White Mountains Insurance			Regal Beloit	21,400	1,832,054
Group	5,080	5,666,791	Ryder System	24,700	1,341,457
Zions Bancorp	236,408	12,274,303	Snap-on	7,600	1,287,440
		143,376,489

2 NQ-OPTSV [12/19] 2/20 (1082651)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Industrials (continued)			Materials (continued)
Spirit AeroSystems Holdings			Kronos Worldwide	88,300	$1,183,220
Class A	44,300	$3,228,584	O-I Glass Class I GLASS INC	59,800	713,414
Terex	34,700	1,033,366	Packaging Corp. of America	14,200	1,590,258
Textron	33,800	1,507,480	Reliance Steel & Aluminum	21,500	2,574,840
Timken	37,000	2,083,470	RPM International	39,445	3,027,798
Trinity Industries	47,700	1,056,555	Schweitzer-Mauduit
Triton International	43,700	1,756,740	International	32,700	1,373,073
Wabash National	130,500	1,917,045	Steel Dynamics	26,600	905,464
Woodward	26,531	3,142,332	Summit Materials Class A †	186,421	4,455,462
		83,573,898	Trinseo	31,700	1,179,557
Information Technology - 10.87%			Westrock	48,000	2,059,680
Amdocs	84,420	6,094,280			45,543,885
Arrow Electronics †	18,700	1,584,638	Real Estate - 11.74%
Avnet	29,600	1,256,224	Americold Realty Trust	173,336	6,077,160
Booz Allen Hamilton Holding	57,834	4,113,732	Apple Hospitality REIT	68,979	1,120,909
CACI International Class A †	27,530	6,882,225	Brandywine Realty Trust	371,455	5,850,416
Ciena †	47,800	2,040,582	Brixmor Property Group	121,300	2,621,293
Cirrus Logic †	14,100	1,161,981	CBL & Associates Properties	63,700	66,885
CSG Systems International	18,200	942,396	City Office REIT (Canada)	93,700	1,266,824
Diodes †	43,900	2,474,643	CoreCivic	56,200	976,756
FLIR Systems	52,452	2,731,176	Franklin Street Properties	93,612	801,319
Genpact	81,025	3,416,824	Gaming and Leisure
Jabil	74,000	3,058,420	Properties	56,700	2,440,935
Juniper Networks	98,000	2,413,740	Hudson Pacific Properties	153,805	5,790,758
Methode Electronics	33,100	1,302,485	Industrial Logistics Properties
Monolithic Power Systems	24,125	4,294,733	Trust	63,789	1,430,149
NCR †	67,500	2,373,300	Kite Realty Group Trust	75,900	1,482,327
ON Semiconductor †	139,500	3,401,010	Lexington Realty Trust	107,900	1,145,898
Sanmina †	59,300	2,030,432	Medical Properties Trust	40,700	859,177
Seagate Technology	17,100	1,017,450	Office Properties Income Trust	45,688	1,468,412
SYNNEX	6,449	830,631	Omega Healthcare Investors	39,200	1,660,120
Tech Data †	4,700	674,920	Outfront Media	75,200	2,016,864
Teradyne	15,600	1,063,764	Physicians Realty Trust	385,420	7,299,855
TTM Technologies †	84,100	1,265,705	Piedmont Office Realty Trust
Viavi Solutions †	184,445	2,766,675	Class A	78,300	1,741,392
Western Union	51,400	1,376,492	Preferred Apartment
Xerox Holdings	61,300	2,260,131	Communities Class A	72,100	960,372
			Retail Properties of America
		62,828,589	Class A	305,295	4,090,953
Materials - 7.88%			Retail Value	5,200	191,360
Albemarle	84,137	6,145,366	RPT Realty	104,000	1,564,160
Cabot	26,400	1,254,528	Senior Housing Properties
Celanese	19,000	2,339,280	Trust	123,300	1,040,652
Chemours	49,500	895,455	Service Properties Trust	104,300	2,537,619
Cleveland-Cliffs	135,400	1,137,360	SITE Centers	50,650	710,113
Domtar	45,500	1,739,920	STAG Industrial	211,630	6,681,159
Eagle Materials	62,169	5,636,242	Summit Hotel Properties	63,000	777,420
Eastman Chemical	15,700	1,244,382	VEREIT	205,200	1,896,048
Huntsman	252,011	6,088,586

(continues) NQ-OPTSV [12/19] 2/20 (1082651) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Short-Term Investments (continued)
Real Estate (continued)			Money Market Mutual Funds (continued)
Xenia Hotels & Resorts	60,500	$1,307,405	Morgan Stanley Government
		67,874,710	Portfolio - Institutional
			Share Class (seven-day
Utilities - 3.78%			effective yield 1.48%)	1,518,486	$1,518,486
AES	44,700	889,530	State Street Institutional US
Alliant Energy	128,017	7,005,090	Government Money Market
IDACORP	68,055	7,268,274	Fund - Investor Class
National Fuel Gas	55,200	2,569,008	(seven-day effective yield
South Jersey Industries	82,880	2,733,382	1.45%)	1,518,486	1,518,486
Vistra Energy	60,900	1,400,091	Total Short-Term
		21,865,375	Investments
			(cost $7,592,430)		7,592,430
Total Common Stock
(cost $507,305,016)		569,429,079	Total Value of
			Securities - 99.84%
Short-Term Investments - 1.32%			(cost $514,897,446)		577,021,509
Money Market Mutual Funds - 1.32%			Receivables and Other
BlackRock			Assets Net of
FedFund - Institutional			Liabilities - 0.16%		950,043
Shares (seven-day effective			Net Assets Applicable to
yield 1.52%)	1,518,486	1,518,486	41,834,640 Shares
Fidelity Investments Money			Outstanding - 100.00%		$577,971,552
Market Government
Portfolio - Class I
(seven-day effective yield			† Non-income producing security.
1.49%)	1,518,486	1,518,486	Summary of abbreviations:
GS Financial Square			GS - Goldman Sachs
Government
Fund - Institutional Shares			REIT - Real Estate Investment Trust
(seven-day effective yield
1.51%)	1,518,486	1,518,486

4 NQ-OPTSV [12/19] 2/20 (1082651)